Description of business - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	56.50%	54.10%	55.70%	54.20%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	16.20%	24.20%	17.20%	24.20%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.10%	18.60%	18.60%	18.70%
Account Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			62.50%		55.80%
Account Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			9.40%		20.40%
Account Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			10.50%		17.70%